Share-Based Compensation (Details) (USD $)	1 Months Ended			12 Months Ended				0 Months Ended					1 Months Ended	0 Months Ended
	Aug. 31, 2013	Nov. 30, 2012	Oct. 31, 2010	Dec. 31, 2006	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 09, 2012 item	May 29, 2012 item	Apr. 20, 2012	Apr. 20, 2012	Sep. 09, 2008	Nov. 30, 2013	Dec. 02, 2013	Dec. 16, 2013	Aug. 21, 2014	Mar. 18, 2014
E-House Plan
Share-Based Compensation
Number of shares authorized				3,636,364
Number of shares that may be issued as a percentage of total outstanding shares				5.00%
Award grant period				3 years
Additional number of shares authorized	6,644,659	1,273,000	4,013,619
Expiration period				10 years
E-House Plan | Share Options
Additional disclosure
Compensation expense					$ 5,950,940	$ 12,817,935	$ 17,157,015
Total intrinsic value of options exercised					23,679,729	25,248,554	436,259
Total unrecognized compensation expense					0
E-House Plan | Share Options | Directors
Share-Based Compensation
Number of employees holding options for which exercise price is reduced								3
Additional disclosure
Total number of options previously granted subject to modification (in shares)								396,050
E-House Plan | Share Options | Employees
Share-Based Compensation
Exercise price of shares granted after reduction (in dollars per share)									$ 5.34
Exercise price of shares granted, low end of the range (in dollars per share)									$ 6.75
Exercise price of shares granted, high end of the range (in dollars per share)									$ 8.99
Incremental compensation cost of the vested options replaced									1,811,935
Number of employees holding options for which exercise price is reduced									394
Additional disclosure
Total number of options previously granted subject to modification (in shares)									4,211,879
E-House Plan | E-House Replacement Options
Share-Based Compensation
Exercise price of shares granted, low end of the range (in dollars per share)										$ 0.72
Exercise price of shares granted, high end of the range (in dollars per share)										$ 8.99
Incremental compensation cost of the vested options replaced										289,930
Number of replacement awards exchanged with replaced awards (in shares)							15,107,745			15,107,745
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)										2.62%
Contractual life of option										7 years 6 months 11 days
Average estimated volatility rate (as a percent)										50.42%
Average dividend yield (as a percent)										2.03%
E-House Plan | Modified Options
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)									2.78%
Contractual life of option									8 years 7 days
Average estimated volatility rate (as a percent)									62.23%
Average dividend yield (as a percent)									2.45%
E-House Plan | Restricted Shares
Share-Based Compensation
Award vesting period					3 years
Granted (in shares)					1,439,000	1,303,000	1,273,000
Fair value of option at the date of grant					$ 8.72
Additional disclosure
Compensation expense					6,174,583	5,668,460	9,348,941
Total unrecognized compensation expense					20,310,709
Weighted-average period over which cost is expected to be recognized					2 years 5 months 5 days
E-House Plan | E-House Replacement Restricted Shares
Share-Based Compensation
Exercise price of shares granted, low end of the range (in dollars per share)											$ 3.38
Exercise price of shares granted, high end of the range (in dollars per share)											$ 6.75
Number of replacement awards exchanged with replaced awards (in shares)							77,875			77,875
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)										2.43%
Contractual life of option										10 months 6 days
Average estimated volatility rate (as a percent)										50.42%
Average dividend yield (as a percent)										2.03%
CRIC Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares												15.00%
CRIC Plan | Share Options
Additional disclosure
Compensation expense							8,532,772
Total intrinsic value of options exercised							750,115
CRIC Plan | CRIC Replaced Options
Share-Based Compensation
Exercise price of shares granted, low end of the range (in dollars per share)										$ 0.64
Exercise price of shares granted, high end of the range (in dollars per share)										$ 8.00
Number of replacement awards exchanged with replaced awards (in shares)							(16,975,028)			(16,975,028)
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)										2.62%
Contractual life of option										7 years 6 months 11 days
Average estimated volatility rate (as a percent)										54.21%
CRIC Plan | Restricted Shares
Share-Based Compensation
Number of replacement awards exchanged with replaced awards (in shares)						87,500
Additional disclosure
Compensation expense							54,688
CRIC Plan | CRIC Replaced Restricted Shares
Share-Based Compensation
Exercise price of shares granted, low end of the range (in dollars per share)											$ 3.00
Exercise price of shares granted, high end of the range (in dollars per share)											$ 6.00
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)										2.43%
Contractual life of option										10 months 6 days
Average estimated volatility rate (as a percent)										54.21%
Leju Plan
Share-Based Compensation
Expiration period													10 years
Leju Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares													8.00%
Leju Plan | Share Options
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)						2.98%
Contractual life of option						10 years
Average estimated volatility rate (as a percent)						56.74%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)					$ 2.21	$ 2.21
Compensation expense					3,464,140	289,649
Total intrinsic value of options exercised					1,668,693
Total unrecognized compensation expense					8,676,222
Weighted-average period over which cost is expected to be recognized					1 year 11 months 1 day
Deemed distribution					1,061,412	92,225
Leju Plan | Share Options | Group's employees and employees of the reporting entity
Share-Based Compensation
Award vesting period														3 years
Expiration period														10 years
Options granted for purchase of shares														7,192,000
Exercise price of shares granted (in dollars per share)														$ 4.60
Leju Plan | Restricted Shares
Share-Based Compensation
Granted (in shares)					1,095,400
Exercise price of shares granted (in dollars per share)															$ 4.60
Fair value of option at the date of grant					$ 12.37
Additional disclosure
Compensation expense					4,881,656	20,855
Total unrecognized compensation expense					9,699,247
Weighted-average period over which cost is expected to be recognized					1 year 10 months 17 days
Deemed distribution					$ 41,570	$ 13,903
Leju Plan | Restricted Shares | Group's employees, directors and officers
Share-Based Compensation
Award vesting period																8 months	3 years
Granted (in shares)																229,400	866,000